Schedule of Supplemental Cash Flow Information Related to Leases (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Leases
Operating cash flows from operating leases	$ 173,448	$ 173,148	$ 230,865	$ 183,382
Financing cash flows from financing leases
Initial recognition of lease obligations related to right-of-use assets				$ 243,127
Weighted average discount rate	4.84%	3.41%	3.44%	3.26%
Weighted average remaining lease term (years)	4 years 3 months 29 days	2 years 2 months 1 day	2 years 29 days	2 years 10 months 6 days